Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.faegredrinker.com

October 1, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Community Capital Trust

File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of Community Capital Trust (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectuses and statements of additional information contained in the Trust’s Post-Effective Amendment No. 43 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on September 28, 2021, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-2497.

Sincerely,

/s/ Catherine A. DiValentino
Catherine A. DiValentino